Benefit Plans (Components of Net Periodic Benefit Cost) (Details) (Pension [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 6	$ 5	$ 6
Interest cost	16	16	18
Expected return on plan assets	(15)	(15)	(16)
Amortization:
Net losses	9	5	5
Prior service cost	1	1	1
Net transition obligation	0	0	0
Termination, settlement and curtailment	2	2	1
Net periodic pension cost	19	14	15
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	189	178	160
Interest cost	189	205	189
Expected return on plan assets	(320)	(323)	(283)
Amortization:
Net losses	120	58	39
Prior service cost	9	8	9
Net transition obligation	1	1	0
Termination, settlement and curtailment	0	1	(6)
Net periodic pension cost	$ 188	$ 128	$ 108